Employee Cost (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Employee Cost [Abstract]
Summary of Employee Cost

Employee Cost for the years ended December 31, 2019, 2020 and 2021 was comprised of the following:

	2019		2020		2021
Wages and salaries	Ps.	605,708	Ps.	664,619	Ps.	702,525
Other remunerations		83,984		100,638		107,198
Social benefits		72,733		81,073		91,357
Severance payments		8,877		19,030		22,390
Labor union fees		18,420		19,217		20,111
Taxes on employee benefits		10,886		12,360		13,977
PTU		7,900		2,647		70,127
Retirement employee benefits		22,735		31,382		33,150
Others		45,825		39,515		54,915
	Ps.	877,068	Ps.	970,481	Ps.	1,115,750